Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies [Line Items]
Cash equivalents					$ 1,939,482	$ 1,478,487
Credit losses on accounts receivable						66,775
Write off					66,775	0
Uninsured cash balance	2,500,000		2,500,000		2,400,000
Valuation allowance
Inventory write-down due to net realizable value					103,136
Inventory write-down due to net realizable	0	$ 0		$ 263,404	305,812	308,937
Inventory write-down due to obsolete					$ 208,737
Warrant outstanding (in Shares)					34,700
Deferred offering costs	$ 25,000		$ 25,000
Estimated useful life	18 years		18 years		18 years
Impairment loss
Inventory Valuation and Obsolescence [Member]
Significant Accounting Policies [Line Items]
Valuation allowance					$ 103,434	$ 93,820
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					32.00%	22.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					34.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					20.00%	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					18.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					15.00%	16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					15.00%	11.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					12.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					14.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					10.00%
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Furnishings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Cash equivalents	$ 1,624,576		$ 1,624,576		$ 1,939,482
Minimum [Member] | Lab Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	6 years		6 years		6 years
Maximum [Member] | Lab Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years		10 years		10 years